Financial instruments (Details 6) (Recurring basis, CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	17,238	22,825
Transfers in, net assets/liabilities	3,334	3,314
Transfers out, net assets/liabilities	(5,601)	(5,090)
Purchases, net assets/liabilities	17,228	14,886
Sales, net assets/liabilities	(19,093)	(16,926)
Issuances, net assets/liabilities	2,864	612
Settlements, net assets/liabilities	1,459	(1,035)
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	185	(38)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(931)	(980)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	(27)	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	563	268
Foreign currency translation impact, net assets/liabilities	(674)	(598)
Balance at beginning of period, net assets/liabilities	16,545	17,238
Bank
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	17,079	22,561
Transfers in, net assets/liabilities	3,334	3,314
Transfers out, net assets/liabilities	(5,601)	(5,090)
Purchases, net assets/liabilities	16,783	14,763
Sales, net assets/liabilities	(18,463)	(16,764)
Issuances, net assets/liabilities	2,864	612
Settlements, net assets/liabilities	1,459	(1,035)
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	185	(38)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(931)	(981)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	(27)	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	548	322
Foreign currency translation impact, net assets/liabilities	(689)	(585)
Balance at beginning of period, net assets/liabilities	16,541	17,079